Stock Options (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 15, 2021	Nov. 21, 2020	Oct. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock Options (Details) [Line Items]
Stock options aggregate			545,182
Conversion price (in Dollars per share)	$ 3		$ 2
Consulting fees (in Dollars)			$ 1,090,361
Company granted stock option	1,280,002	545,182				545,182	1,280,002
Options vested grant date exercisable	10 years	10 years
(in Dollars per share)						$ 2.09	$ 3.13
Stock-based compensation expenses (in Dollars)				$ 0	$ 0	$ 2,675,205	$ 1,623,102
Stock-based compensation expense						$2,675,205	$1,706,419
2016 Equity Incentive Plan [Member]
Stock Options (Details) [Line Items]
Options available for grant						2,979,264	2,979,264